Accumulated Other Comprehensive loss	12 Months Ended
Dec. 31, 2010
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss
Note 17. Accumulated Other Comprehensive Loss
     The table below presents changes in the components of accumulated other comprehensive income (loss).

	Income (Loss)
					Other
					Postretirement
			Pension Benefits		Benefits
		Foreign	Prior	Net	Prior	Net
	Cash Flow	Currency	Service	Actuarial	Service	Actuarial
	Hedges	Translation	Cost	Gain (Loss)	Cost	Gain (Loss)	Total
	(Millions)
Balance at December 31, 2007	$(157)	$129	$(4)	$(97)	$(3)	$11	$(121)

2008 Change:
Pre-income tax amount	714	(76)	—	(565)	16	(15)	74
Income tax (provision) benefit	(270)	—	—	213	(8)	6	(59)
Net reclassification into earnings of derivative instrument losses (net of a $7 million income tax benefit)	11	—	—	—	—	—	11
Amortization included in net periodic benefit expense	—	—	1	13	1	—	15
Income tax provision on amortization	—	—	—	(5)	—	—	(5)

	455	(76)	1	(344)	9	(9)	36

Allocation of other comprehensive income (loss) to noncontrolling interests	(2)	—	—	7	—	—	5

Balance at December 31, 2008	296	53	(3)	(434)	6	2	(80)

2009 Change:
Pre-income tax amount	262	83	—	44	7	(1)	395
Income tax (provision) benefit	(99)	—	—	(17)	—	1	(115)
Net reclassification into earnings of derivative instrument gains (net of a $234 million income tax provision)	(384)	—	—	—	—	—	(384)
Amortization included in net periodic benefit expense	—	—	1	42	(4)	—	39
Income tax (provision) benefit on amortization	—	—	(1)	(16)	1	—	(16)

	(221)	83	—	53	4	—	(81)

Allocation of other comprehensive income to noncontrolling interests	—	—	—	(7)	—	—	(7)

Balance at December 31, 2009	75	136	(3)	(388)	10	2	(168)

2010 Change:
Pre-income tax amount	488	29	—	(71)	—	(12)	434
Income tax (provision) benefit	(185)	—	—	24	—	3	(158)
Net reclassification into earnings of derivative instrument gains (net of a $131 million income tax provision)	(211)	—	—	—	—	—	(211)
Amortization included in net periodic benefit expense	—	—	1	35	(5)	1	32
Income tax (provision) benefit on amortization	—	—	—	(13)	2	—	(11)

	92	29	1	(25)	(3)	(8)	86

Allocation of other comprehensive income to noncontrolling interests	—	—	—	—	—	—	—

Balance at December 31, 2010	$167	$165	$(2)	$(413)	$7	$(6)	$(82)